PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	June 30,	December 31,
	2023	2022

Office, equipment and facilities	$8,968	$8,885
Internal-use software	2,754	2,845
Vehicles	2,167	1,990
Leasehold improvements	2,902	2,871
	16,791	16,591
Less: accumulated depreciation and amortization	10,914	10,315
Total property and equipment, net	$5,877	$6,276

Depreciation and amortization expense are $1,322 and $1,117 for the periods ended June 30, 2023 and 2022, respectively.